Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 16,434
2018	14,726
2019	12,939
2020	12,560
2021	9,420
Thereafter	41,271
Total	$ 107,350